Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Communication Services: 10.3%
73,701		Activision Blizzard, Inc.	$6,308,068	1.3
1,239,979		AT&T, Inc.	23,869,596	4.7
243,672	(1)	Paramount Global - Class B	5,436,322	1.1
284,769	(2)	Pinterest, Inc.	7,765,651	1.5
84,531	(2)	Walt Disney Co.	8,464,089	1.7
			51,843,726	10.3

		Consumer Discretionary: 3.8%
45,845	(2)	Aptiv PLC	5,143,350	1.0
76,190	(2)	Expedia Group, Inc.	7,392,716	1.5
56,795		Ralph Lauren Corp.	6,626,273	1.3
			19,162,339	3.8

		Consumer Staples: 7.5%
269,622		Kraft Heinz Co.	10,426,283	2.1
137,609		Mondelez International, Inc.	9,594,099	1.9
183,468		Philip Morris International, Inc.	17,842,263	3.5
			37,862,645	7.5

		Energy: 7.5%
250,573		BP PLC ADR	9,506,740	1.9
29,039		Chevron Corp.	4,738,003	0.9
86,243		ConocoPhillips	8,556,168	1.7
47,859		Diamondback Energy, Inc.	6,469,101	1.3
60,554		Valero Energy Corp.	8,453,338	1.7
			37,723,350	7.5

		Financials: 18.4%
140,210		Apollo Global Management, Inc.	8,855,663	1.8
71,838		Arthur J. Gallagher & Co.	13,743,328	2.7
246,597		Bank of New York Mellon Corp.	11,205,368	2.2
16,926		Everest Re Group Ltd.	6,059,846	1.2
35,170		Goldman Sachs Group, Inc.	11,504,459	2.3
89,284		Intercontinental Exchange, Inc.	9,311,428	1.9
162,773		JPMorgan Chase & Co.	21,210,950	4.2
306,008		Truist Financial Corp.	10,434,873	2.1
			92,325,915	18.4

		Health Care: 17.0%
98,394		Abbott Laboratories	9,963,377	2.0
96,661		Alcon, Inc.	6,818,467	1.4
146,134	(2)	Boston Scientific Corp.	7,311,084	1.4
199,542		Bristol-Myers Squibb Co.	13,830,256	2.7
25,660		Cigna Corp.	6,556,900	1.3
11,091		Eli Lilly & Co.	3,808,871	0.8
19,187		McKesson Corp.	6,831,531	1.4
49,661		Quest Diagnostics, Inc.	7,026,038	1.4
14,172		Stryker Corp.	4,045,681	0.8
21,695		Thermo Fisher Scientific, Inc.	12,504,347	2.5
21,414	(2)	Vertex Pharmaceuticals, Inc.	6,746,909	1.3
			85,443,461	17.0

		Industrials: 7.3%
112,425		Emerson Electric Co.	9,796,715	2.0
274,433		Howmet Aerospace, Inc.	11,627,726	2.3
13,845		Parker Hannifin Corp.	4,653,443	0.9
18,339	(2)	Saia, Inc.	4,989,675	1.0
13,886		United Rentals, Inc.	5,495,523	1.1
			36,563,082	7.3

		Information Technology: 12.5%
3,260		Constellation Software, Inc./Canada	6,129,017	1.2
107,024		Dolby Laboratories, Inc.	9,141,990	1.8
9,886	(2)	Lumine Group, Inc.	107,601	0.0
108,627		Micron Technology, Inc.	6,554,553	1.3
32,593		Motorola Solutions, Inc.	9,325,835	1.9
54,602		Qualcomm, Inc.	6,966,123	1.4
17,879		Roper Technologies, Inc.	7,879,097	1.6
43,530	(2)	Salesforce, Inc.	8,696,424	1.7
9,798	(2)	Teledyne Technologies, Inc.	4,383,233	0.9
55,114	(2)	Twilio, Inc.	3,672,246	0.7
			62,856,119	12.5

		Materials: 4.2%
21,792		Air Products & Chemicals, Inc.	6,258,881	1.2
69,914		Alcoa Corp.	2,975,540	0.6
44,274		CF Industries Holdings, Inc.	3,209,422	0.6
44,994		Eastman Chemical Co.	3,794,794	0.8
19,930		Reliance Steel & Aluminum Co.	5,116,828	1.0
			21,355,465	4.2

		Real Estate: 4.5%
78,363		ProLogis, Inc.	9,777,352	1.9
43,138		Ryman Hospitality Properties	3,870,773	0.8
124,457		Welltower, Inc.	8,922,322	1.8
			22,570,447	4.5

		Utilities: 6.3%
76,081		Ameren Corp.	6,572,638	1.3
36,643		DTE Energy Co.	4,013,874	0.8
159,777		NextEra Energy, Inc.	12,315,611	2.5
440,822	(2),(3)	PRIME AET&D Holdings NO 1	–	–
140,293		Public Service Enterprise Group, Inc.	8,761,298	1.7
			31,663,421	6.3

	Total Common Stock
	(Cost $472,964,526)		499,369,970	99.3

OTHER(4): –%
		Energy: –%
1,685,000	(3),(5)	Samson Investment Co. (Escrow)	0	–

	Total Other
	(Cost $30,842)		–	–

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
		Financial: –%
1,216,000	(3),(6)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/2014	–	–

		Total Corporate Bonds/Notes
		(Cost $787,908)	–	–

		Total Long-Term Investments
		(Cost $473,783,276)	499,369,970	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
		Repurchase Agreements: 1.0%
1,157,662	(7)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,158,121, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $1,180,815, due 11/01/49-02/01/51)	1,157,662	0.2
212,478	(7)	Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $212,562, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $216,728, due 12/26/24-03/20/53)	212,478	0.1
1,157,662	(7)	HSBC Securities USA, Repurchase Agreement dated 03/31/23, 4.80%, due 04/03/23 (Repurchase Amount $1,158,119, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,180,815, due 06/15/24-02/15/53)	1,157,662	0.3
1,157,662	(7)	Jefferies LLC, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $1,158,129, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $1,180,823, due 04/14/23-03/21/28)	1,157,662	0.2
1,157,662	(7)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,158,121, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $1,180,815, due 04/06/23-02/20/53)	1,157,662	0.2

		Total Repurchase Agreements
		(Cost $4,843,126)	4,843,126	1.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.1%
681,000	(8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
		(Cost $681,000)	681,000	0.1

		Total Short-Term Investments
		(Cost $5,524,126)	5,524,126	1.1

		Total Investments in Securities (Cost $479,307,402)	$504,894,096	100.4
		Liabilities in Excess of Other Assets	(1,879,109)	(0.4)
		Net Assets	$503,014,987	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2023, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	Defaulted security.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of March 31, 2023.

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$51,843,726	$–	$–	$51,843,726
Consumer Discretionary	19,162,339	–	–	19,162,339
Consumer Staples	37,862,645	–	–	37,862,645
Energy	37,723,350	–	–	37,723,350
Financials	92,325,915	–	–	92,325,915
Health Care	85,443,461	–	–	85,443,461
Industrials	36,563,082	–	–	36,563,082
Information Technology	62,856,119	–	–	62,856,119
Materials	21,355,465	–	–	21,355,465
Real Estate	22,570,447	–	–	22,570,447
Utilities	31,663,421	–	–	31,663,421
Total Common Stock	499,369,970	–	–	499,369,970
Corporate Bonds/Notes	–	–	–	–
Other	–	–	-	-
Short-Term Investments	681,000	4,843,126	–	5,524,126
Total Investments, at fair value	$500,050,970	$4,843,126	$-	$504,894,096

At March 31, 2023, Voya Large Cap Value Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Samson Investment Co. (Escrow)	6/28/2017	$30,842	$–
		$30,842	$–

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $481,853,514.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$44,374,791
Gross Unrealized Depreciation	(21,197,009)
Net Unrealized Appreciation	$23,177,782